Financial Assets at Fair Value through Profit or Loss and Financial Investments_Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 KRW (₩)
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss in accordance with IAS39	₩ 0	[1]	$ 0	₩ 32,227,345
Total financial assets at fair value through profit or loss	50,987,847	[1]	45,817,358	0
Financial Investments Abstract [Abstract]
Financial investments	61,665,094	[1]	$ 55,411,865	66,608,243
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	50,987,847
Financial assets at fair value through profit or loss | Government and public bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	7,922,936
Financial assets at fair value through profit or loss | Financial bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	14,978,408
Financial assets at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	4,101,066
Financial assets at fair value through profit or loss | Asset backed securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	84,382
Financial assets at fair value through profit or loss | Puttable instruments (investment funds, etc.)
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	10,252,377
Financial assets at fair value through profit or loss | Derivatives linked securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	3,516,626
Financial assets at fair value through profit or loss | Others
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	7,429,687
Financial assets at fair value through profit or loss | Stocks
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	1,094,441
Financial assets at fair value through profit or loss | Other equity securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	193,221
Financial assets at fair value through profit or loss | Private placed corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	823,071
Financial assets at fair value through profit or loss | Other loans
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	131,105
Financial assets at fair value through profit or loss | Other due from financial institutions
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	381,719
Financial assets at fair value through profit or loss | Other financial assets
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	78,808
Financial assets measured at fair value through other comprehensive income
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	38,003,572
Financial assets measured at fair value through other comprehensive income | Government and public bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	3,475,214
Financial assets measured at fair value through other comprehensive income | Financial bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	20,107,719
Financial assets measured at fair value through other comprehensive income | Corporate bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	10,540,985
Financial assets measured at fair value through other comprehensive income | Asset backed securities
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	1,100,041
Financial assets measured at fair value through other comprehensive income | Others
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	19,675
Financial assets measured at fair value through other comprehensive income | Stocks
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	2,262,379
Financial assets measured at fair value through other comprehensive income | Other equity securities
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	69,153
Financial assets measured at fair value through other comprehensive income | Equity investments
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	38,584
Financial assets measured at fair value through other comprehensive income | Private placed corporate bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	389,822
Securities measured at amortized cost
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	23,661,522
Securities measured at amortized cost | Government and public bonds
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	5,090,051
Securities measured at amortized cost | Financial bonds
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	6,847,055
Securities measured at amortized cost | Corporate bonds
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	6,943,332
Securities measured at amortized cost | Asset backed securities
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	4,782,800
Securities measured at amortized cost | Allowances
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	₩ (1,716)
Financial assets held for trading
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				30,177,293
Financial assets held for trading | Government and public bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				6,232,514
Financial assets held for trading | Financial bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				11,324,330
Financial assets held for trading | Corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				5,133,226
Financial assets held for trading | Asset backed securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				161,991
Financial assets held for trading | Others
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				2,316,277
Financial assets held for trading | Stocks and others
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				1,009,190
Financial assets held for trading | Beneficiary certificates
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				3,925,910
Financial assets held for trading | Other financial assets
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading				73,855
Financial assets designated at fair value through profit or loss
Financial assets at fair value through profit or loss [Abstract]
Financial assets designated at fair value through profit or loss				2,050,052
Financial assets designated at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets designated at fair value through profit or loss				66,969
Financial assets designated at fair value through profit or loss | Stocks and others
Financial assets at fair value through profit or loss [Abstract]
Financial assets designated at fair value through profit or loss				67,828
Financial assets designated at fair value through profit or loss | Derivative linked securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets designated at fair value through profit or loss				1,613,404
Financial assets designated at fair value through profit or loss | Privately placed bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets designated at fair value through profit or loss				301,851
Available-for-sale financial assets
Financial Investments Abstract [Abstract]
Available for sale financial assets				48,116,263
Available-for-sale financial assets | Government and public bonds
Financial Investments Abstract [Abstract]
Available for sale financial assets				3,629,479
Available-for-sale financial assets | Financial bonds
Financial Investments Abstract [Abstract]
Available for sale financial assets				20,946,100
Available-for-sale financial assets | Corporate bonds
Financial Investments Abstract [Abstract]
Available for sale financial assets				10,570,501
Available-for-sale financial assets | Asset backed securities
Financial Investments Abstract [Abstract]
Available for sale financial assets				2,402,437
Available-for-sale financial assets | Others
Financial Investments Abstract [Abstract]
Available for sale financial assets				1,410,884
Available-for-sale financial assets | Stocks and others
Financial Investments Abstract [Abstract]
Available for sale financial assets				3,077,748
Available-for-sale financial assets | Equity investments and others
Financial Investments Abstract [Abstract]
Available for sale financial assets				459,808
Available-for-sale financial assets | Beneficiary certificates
Financial Investments Abstract [Abstract]
Available for sale financial assets				5,619,306
Held-to-maturity financial assets
Financial Investments Abstract [Abstract]
Held to maturity financial assets				18,491,980
Held-to-maturity financial assets | Government and public bonds
Financial Investments Abstract [Abstract]
Held to maturity financial assets				5,448,471
Held-to-maturity financial assets | Financial bonds
Financial Investments Abstract [Abstract]
Held to maturity financial assets				2,474,841
Held-to-maturity financial assets | Corporate bonds
Financial Investments Abstract [Abstract]
Held to maturity financial assets				6,218,723
Held-to-maturity financial assets | Asset backed securities
Financial Investments Abstract [Abstract]
Held to maturity financial assets				4,305,678
Held-to-maturity financial assets | Others
Financial Investments Abstract [Abstract]
Held to maturity financial assets				₩ 44,267

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.